Pension and Severance Plans (Components of Net Periodic Benefit Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 24,670	¥ 24,350	¥ 24,827
Interest cost	8,689	11,583	12,152
Expected return on plan assets	(20,853)	(19,252)	(17,822)
Recognized actuarial loss	8,588	9,867	11,480
Amortization of prior service costs	(9,489)	(9,614)	(10,176)
Net periodic benefit costs	11,605	16,934	20,461
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,504	3,188	3,032
Interest cost	12,096	13,040	12,068
Expected return on plan assets	(14,117)	(12,993)	(11,480)
Amortization of net transition asset	10	10	12
Recognized actuarial loss	4,236	2,991	3,693
Amortization of prior service costs	(478)	(639)	(643)
Losses on curtailments and settlements	354	31	1,074
Net periodic benefit costs	¥ 5,605	¥ 5,628	¥ 7,756